Summary of significant accounting policies - Disclosure of lease adoption (Details) - CAD ($) $ in Thousands	Oct. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Assets
Accounts receivable		$ 1,357,090	$ 1,481,368
Prepaid expenses and other current assets		172,182	153,554
Property, plant and equipment		397,661	388,093
Right-of-use assets		0
Other long-term assets		180,480	104,948
Deferred tax assets		100,539	139,664
Other assets		10,413,794
Total assets		12,621,746	11,919,066
Liabilities
Accounts payable and accrued liabilities		1,108,895	1,134,802
Provisions		73,509	72,068
Current portion of long-term debt		113,511	348,580
Long-term provisions		24,946	25,933
Long-term debt		2,217,696	1,452,313
Other long-term liabilities		213,392	205,646
Deferred tax liabilities		77,726	33,345	$ 66,913
Deferred tax liabilities		178,265	173,009
Other liabilities		1,807,429
Total liabilities		5,737,643	5,234,259
Equity
Retained earnings		4,557,855	4,251,424
Other Equity		2,326,248
Total equity		6,884,103	6,684,807	$ 6,202,626
Total equity and liabilities		$ 12,621,746	$ 11,919,066
Forecast
Assets
Accounts receivable	$ 1,360,409
Prepaid expenses and other current assets	165,817
Property, plant and equipment	375,798
Right-of-use assets	701,346
Other long-term assets	181,087
Deferred tax assets	114,769
Other assets	10,413,794
Total assets	13,313,020
Liabilities
Accounts payable and accrued liabilities	1,100,858
Provisions	69,786
Current portion of long-term debt	266,269
Long-term provisions	22,682
Long-term debt	2,910,965
Other long-term liabilities	148,737
Deferred tax liabilities	169,475
Other liabilities	1,807,429
Total liabilities	6,496,201
Equity
Retained earnings	4,490,571
Other Equity	2,326,248
Total equity	6,816,819
Total equity and liabilities	13,313,020
Forecast | IFRS 16 adoption
Assets
Accounts receivable	3,319
Prepaid expenses and other current assets	(6,365)
Property, plant and equipment	(21,863)
Right-of-use assets	701,346
Other long-term assets	607
Deferred tax assets	14,230
Other assets	0
Total assets	691,274
Liabilities
Accounts payable and accrued liabilities	(8,037)
Provisions	(3,723)
Current portion of long-term debt	152,758
Long-term provisions	(2,264)
Long-term debt	693,269
Other long-term liabilities	(64,655)
Deferred tax liabilities	(8,790)
Other liabilities	0
Total liabilities	758,558
Equity
Retained earnings	(67,284)
Other Equity	0
Total equity	(67,284)
Total equity and liabilities	$ 691,274